Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Canada (2.8%)
	Canadian Natural Resources Ltd.	5,768	294
	Royal Bank of Canada	2,338	266
			560
China (4.8%)
*	Trip.com Group Ltd.	8,647	230
	Haier Smart Home Co. Ltd. Class H	50,362	202
	Ping An Insurance Group Co. of China Ltd. Class H	15,925	126
	China Gas Holdings Ltd.	73,261	125
*	Alibaba Group Holding Ltd. ADR	908	114
	Guangzhou Automobile Group Co. Ltd. Class H	110,103	108
[1]	CSC Financial Co. Ltd. Class H	45,000	51
			956
Denmark (1.2%)
*	Genmab A/S	384	131
*	Ascendis Pharma A/S ADR	921	112
			243
France (4.9%)
*	Airbus SE	3,178	406
	Engie SA	16,461	253
	Sanofi	1,642	172
	Nexity SA	3,248	136
			967
Germany (1.4%)
	United Internet AG (Registered)	7,366	289
Hong Kong (1.8%)
*	Sands China Ltd.	88,999	248
	CK Asset Holdings Ltd.	17,034	114
			362
India (1.8%)
[1]	Reliance Industries Ltd. GDR	3,507	226
	Genpact Ltd.	2,498	124
			350
Ireland (2.2%)
*	Bank of Ireland Group plc	32,301	217
	CRH plc	2,263	114
*	Ryanair Holdings plc ADR	1,005	112
			443

		Shares	Market Value ($000)
Italy (1.0%)
	Banca Generali SpA	4,906	197
Japan (9.3%)
	SoftBank Corp.	25,230	316
	T&D Holdings Inc.	16,350	242
	Nabtesco Corp.	6,200	194
	Astellas Pharma Inc.	11,120	180
	Asahi Group Holdings Ltd.	3,850	157
	Ono Pharmaceutical Co. Ltd.	6,450	156
	KDDI Corp.	4,620	148
	MatsukiyoCocokara & Co.	4,330	148
	Yokogawa Bridge Holdings Corp.	5,700	106
	PALTAC Corp.	2,080	80
*	JTOWER Inc.	1,490	68
	SUMCO Corp.	2,590	48
			1,843
Netherlands (0.7%)
	ING Groep NV	9,874	146
Russia (0.5%)
	Sberbank of Russia PJSC ADR	6,900	97
South Korea (3.5%)
	Samsung Electronics Co. Ltd. GDR	191	269
*	LG Chem Ltd.	312	167
*	Coupang Inc. Class A	7,002	146
*	Kangwon Land Inc.	5,092	107
			689
Spain (3.4%)
	Iberdrola SA	27,251	312
	Almirall SA	14,651	189
[1]	Cellnex Telecom SA	3,960	179
*	Iberdrola SA	351	4
			684
Sweden (0.7%)
	Sandvik AB	5,195	137
Taiwan (0.5%)
	Globalwafers Co. Ltd.	3,319	95
United Kingdom (6.0%)
	Compass Group plc	15,360	349
	Mondi plc	8,587	215
	AstraZeneca plc	1,339	156
	Standard Chartered plc	18,761	137
	Direct Line Insurance Group plc	30,612	126
	Rio Tinto plc	1,490	105
	Rentokil Initial plc	14,060	98
			1,186
United States (51.5%)
*	T-Mobile US Inc.	3,344	362
	Chubb Ltd.	1,782	351
	VMware Inc. Class A	2,691	346
	Fidelity National Information Services Inc.	2,796	335
	VICI Properties Inc.	11,639	333
*	F5 Inc.	1,546	321
	Electronic Arts Inc.	2,410	320
	Cognizant Technology Solutions Corp. Class A	3,715	317

		Shares	Market Value ($000)
*	Centene Corp.	3,900	303
	MetLife Inc.	4,097	275
	Reliance Steel & Aluminum Co.	1,659	254
	Keurig Dr Pepper Inc.	6,457	245
*	GoDaddy Inc. Class A	3,145	238
	Westinghouse Air Brake Technologies Corp.	2,628	234
	CVS Health Corp.	2,184	233
	Cable One Inc.	150	232
*	Seagen Inc.	1,702	229
	Schlumberger NV	5,785	226
	Leidos Holdings Inc.	2,445	219
	Philip Morris International Inc.	2,120	218
	iShares MSCI ACWI ETF	2,165	218
	Exelon Corp.	3,713	215
	FMC Corp.	1,865	206
	Micron Technology Inc.	2,475	204
*	Regeneron Pharmaceuticals Inc.	334	203
*	Charter Communications Inc. Class A	329	195
	Americold Realty Trust	6,804	193
	Broadcom Inc.	314	184
*	FleetCor Technologies Inc.	760	181
	Raymond James Financial Inc.	1,698	180
*	Boston Scientific Corp.	4,103	176
	Apollo Global Management Inc.	2,446	171
*	Dollar Tree Inc.	1,282	168
*	Alphabet Inc. Class A	56	151
	Celanese Corp.	971	151
	Baker Hughes Co.	5,416	149
*	Qorvo Inc.	1,072	147
	Raytheon Technologies Corp.	1,611	145
	Becton Dickinson & Co.	537	136
*	Airbnb Inc. Class A	883	136
	Omnicom Group Inc.	1,761	133
	Tyson Foods Inc. Class A	1,361	124
	Equinix Inc.	168	122
	Activision Blizzard Inc.	1,532	121
*	Biogen Inc.	528	119
	Charles Schwab Corp.	1,296	114
	Halliburton Co.	3,479	107
	KLA Corp.	259	101
	NXP Semiconductors NV	470	96
*	General Motors Co.	1,702	90
	Cisco Systems Inc.	442	25
			10,252
Total Common Stocks (Cost $19,536)			19,496

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[2]	Vanguard Market Liquidity Fund (Cost $829)	0.120%	8,289	829
Total Investments (102.1%) (Cost $20,365)				20,325
Other Assets and Liabilities—Net (-2.1%)				(427)
Net Assets (100%)				19,898
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $456,000, representing 2.3% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	10,812	—	—	10,812
Common Stocks—Other	608	8,076	—	8,684
Temporary Cash Investments	829	—	—	829
Total	12,249	8,076	—	20,325